Non-current and current Borrowings - Additional Information (Detail) $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	May 30, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) BasisPoints	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 2,066.2	$ 2,115.9
Debt Face Amount						$ 2,244.0
Deferred Financing Costs		$ 1,400.0
Basis Spread on Variable Rate						100.00%
Embedded Derivatives Financing Costs		$ 15.0
Minimum Percentage Of Credit Facility Should Be Availed For Applicability Of Net Leverage Ratio						35.00%
Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Debt Face Amount						$ 0.0	$ 1.1
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt Face Amount						$ 1,144.0
PBOC Benchmark Rate [Member] | CNY | Not Later Than Five Years [Member]
Disclosure of detailed information about borrowings [line items]
Percentage Of Margin For Borrowings						100.00%
PBOC Benchmark Rate [Member] | CNY | Later than five years and not later than seven years [member]
Disclosure of detailed information about borrowings [line items]
Percentage Of Margin For Borrowings						130.00%
Term Loan Facility Due On Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maturity		Jan. 31, 2024
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maturity		Jan. 31, 2022
Maximum Borrowing Capacity		$ 250.0				$ 250.0
Available Borrowing Capacity						232.5
Borrowings						$ 0.0
Interest Rate Basis						0.00%
Increase Decrease In Basis Points | BasisPoints						25
Revolving Credit Facility [Member] | LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Basis						LIBOR plus 3.75%
Basis Spread on Variable Rate						3.75%
Revolving Credit Facility [Member] | Base Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Basis						base rate plus 2.75%
Basis Spread on Variable Rate						2.75%
Revolving Credit Facility [Member] | LIBOR Floor [Member]
Disclosure of detailed information about borrowings [line items]
Basis Spread on Variable Rate						0.00%
Revolving Credit Facility [Member] | Base Rate Floor [Member]
Disclosure of detailed information about borrowings [line items]
Basis Spread on Variable Rate						0.00%
Letter Of Credit [Member]
Disclosure of detailed information about borrowings [line items]
Maximum Borrowing Capacity		75.0
Guarantee Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 17.5
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt Face Amount		1,400.0
Unamortized Discount On Borrowings		7.0
Deferred Financing Costs		49.0
Term Loan [Member] | CNY
Disclosure of detailed information about borrowings [line items]
Interest Rate						4.90%
Term Loan [Member] | USD
Disclosure of detailed information about borrowings [line items]
Interest Rate						4.00%
Term Loan [Member] | LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Basis						LIBOR plus 3.00%
Basis Spread on Variable Rate						3.00%
Term Loan [Member] | Base Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Basis						base rate plus 2.00%
Basis Spread on Variable Rate						2.00%
Term Loan [Member] | LIBOR Floor [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Basis						LIBOR floor of 1.00%
Basis Spread on Variable Rate						1.00%
Term Loan [Member] | Base Rate Floor [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Basis						base rate floor of 2.00%
Basis Spread on Variable Rate						2.00%
Term Loan B-1 [Member]
Disclosure of detailed information about borrowings [line items]
Debt Face Amount		900.0
Early Repayment Of Borrowings				$ 99.0	$ 14.0
Amortization Of Deferred Financing Costs						$ 2.1
Term Loan B-2 [Member]
Disclosure of detailed information about borrowings [line items]
Debt Face Amount		$ 500.0
Borrowings, original currency		500.0
Payments For Redenomination Fees			$ 9.5
Percentage of Annual Principal Payments			1.00%
Percentage of Periodic Principal Payments			0.25%
Frequency of Periodic Principal Payments			quarterly
Term Loan B-2 [Member] | Redenomination Fee [Member]
Disclosure of detailed information about borrowings [line items]
Deferred Financing Costs			$ 31.5
6.25% OPCO Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maturity		Feb. 1, 2025
Debt Face Amount		$ 425.0
Deferred Financing Costs		$ 1.0
Frequency of Periodic Interest Payments		semi-annually
6.25% OPCO Notes [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate		6.25%				6.25%
Amended Term Loan B-1 [Member]
Disclosure of detailed information about borrowings [line items]
Debt Face Amount	$ 200.0
Deferred Financing Costs	$ 2.9
Percentage of Periodic Principal Payments	0.25%
Frequency of Periodic Principal Payments	quarterly
Holdco Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maturity	June 1, 2023
Debt Face Amount	$ 300.0
Unamortized Discount On Borrowings						$ 3.0
Deferred Financing Costs						$ 9.7
Borrowings Issue Price Percentage	99.01%
Interest Rate	8.75%
Redemption Price Percentage						101.00%
Debt Repurchase Amount				$ 0.9		$ 80.1
Holdco Notes [Member] | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Redemption Price Percentage						100.00%
Holdco Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	8.75%					8.75%
Holdco Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.50%					9.50%